1933 Act/Rule 497(e)

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, Massachusetts 01301

December 10, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust
File No. 333-191940 and 811-22906

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Multi-Strategy Target Return Fund (the “Fund”) as filed under Rule 497(e) on December 4, 2015. The purpose of this filing is to submit the 497(e) filing dated December 4, 2015 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc:  Ann Flood